ACQUISITION, DISPOSITION AND DECONSOLIDATION	12 Months Ended
Dec. 31, 2013
Acquisition Disposition And Deconsolidation Details Narrative [Abstract]
ACQUISITION, DISPOSITION AND DECONSOLIDATION
NOTE 3 — ACQUISITION, DISPOSITION AND DECONSOLIDATION

Continental Resources Group, Inc.

On July 22, 2011, the Company, Continental Resources Acquisition Sub Inc. (“Acquisition Sub”) and Continental Resources Group Inc. (“Continental”) entered into a Purchase Agreement and, through Acquisition Sub, completed the purchase of substantially all of the assets of Continental.

On February 12, 2013 the Securities and Exchange Commission (“SEC”) declared the Company’s registration statement on Form S-1 effective. The registration statement satisfied a condition of the liquidation of Continental. As a result of the effectiveness of the Form S-1 registration statement, Continental completed its plan of liquidation, including the distribution of 76,095,215 of the Company’s shares on a pro rata basis to Continental shareholders of record as of March 1, 2013.

Sale of Uranium Exploration Properties

On January 26, 2012, the Company and American Strategic Minerals Corp. (“Amicor”) entered into an Option Agreement whereby Amicor acquired the option to purchase all uranium properties and claims (the “Option”) from the Company for a purchase price of $10.00 in consideration for the issuance of (i)  10,000,000 shares of Amicor’s common stock and (ii) a six month promissory note in the principal amount of $1,000,000. Pursuant to the Option, the consideration received by the Company for the option was non-refundable.

In 2012, $930,000 of the principal amount of note was paid. Under the terms of the note, Amicor was required to pay the balance of the note upon completion of a private placement totaling $1,000,000 or more on or before July 26, 2012. The $1,000,000 private placement was not completed by that date and thus Amicor was not required to pay the final $70,000 due under the note. Accordingly, no amounts under the note receivable from Amicor are currently outstanding.

The Company accounted for such transaction pursuant to ASC 845-10, “Nonmonetary Transactions” and related subtopics for an exchange of a nonmonetary asset for a non-controlling ownership interest in a second entity. Since the Company received cash in the exchange of its nonmonetary assets and the cash received was greater than 25% of the fair value of the assets exchanged, the transaction was considered a monetary exchange and full or partial gain recognition is required. The fair value of the uranium mining claims exchanged approximates the Company’s carrying value which amounted to $0. In accordance with ASC 845-10, the Company recognized a gain from the sale of uranium assets of $930,000 which represents the cash collected on the note as of December 31, 2012. The Company has no actual or implied commitment, financial or otherwise, to support the operations of the new entity in any manner and the Company planned to liquidate its investment in Amicor. Consequently, the Company treated its investment in Amicor as marketable securities - available for sale with an initial basis of $0. Between February 2012 and January 2013, the Company sold all 10,000,000 shares of Amicor common stock it owned in private transactions and generated net proceeds of $1,641,933. In October 2012, Amicor changed its name to Marathon Patent Group, Inc.

Sale of Gold Exploration Properties

A wholly-owned subsidiary of the Company, Red Battle Corp. (“Red Battle”), a Delaware corporation, was formed on April 30, 2012 to hold all of the outstanding membership interests of Arttor Gold and Noble Effort, then subsidiaries of the Company which owned the Red Battle and North Battle Mountain gold exploration properties. The Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) on May 24, 2012 with Valor Gold Corp. and Valor Gold Acquisition Corp., a wholly-owned subsidiary of Valor Gold Corp., for the purpose of divesting its Red Rocks and North Battle Mountain gold properties. As a result of this transaction, Red Battle, together with Arttor Gold and Noble Effort were sold to Valor Gold.

The Merger effectively resulted in the sale of the Company’s two Lander County, Nevada exploration properties, Red Rock Mineral Prospect (including the Centerra Prospect), and North Battle Mountain Mineral Prospect, to Valor Gold for (i) $2,000,000 in cash (the “Cash Consideration”), (ii) a 5% promissory note in the principal amount of $500,000 due 18 months following the issuance date and (iii) 25,000,000 shares of Valor Gold’s common stock.

In November 2012, the Company collected the full balance of the note receivable $500,000 plus accrued interest from Valor Gold.

The Company accounted for the 25,000,000 shares of Valor Gold’s common stock under ASC 845-10-S99, “Transfer of Nonmonetary Assets by Promoters or Shareholders” whereby the transfer of nonmonetary assets to a company by its promoters or shareholders in exchange for stock prior to or at the time of the company’s initial public offering normally should be recorded at the transferors’ historical cost basis determined under US GAAP. The Company recorded the 25,000,000 shares of Valor Gold at the historical cost basis of the nonmonetary assets transferred which amounted to $83,333. As a result of this transaction, during the year ended December 31, 2012, the Company recognized a gain from the sale of its subsidiaries of $2,500,000 as described above which represents the cash and note consideration to the Company pursuant to the Merger Agreement.

The issuance of 25,000,000 shares of Valor Gold’s common stock to the Company accounted for approximately 38.6% of the total issued and outstanding common stock of Valor Gold as of May 24, 2012. Between February 2013 and May 2013, the Company sold all 25,000,000 shares it owned of Valor Gold common stock in private transactions which generated net proceeds of $1,505,000. As of December 31, 2013, the Company no longer owns any shares in Valor Gold.